Investments accounted for using the equity method - Summarised statement of comprehensive income (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summarised statement of comprehensive income
Revenue	¥ 901,573,000	¥ 869,050,000	¥ 761,306,000
Depreciation and amortisation	(106,405,000)	(83,834,000)	(32,140,000)
Loss before income tax	(259,492,000)	152,364,000	(233,972,000)
Income tax (expense)/credit	12,587,000	(14,036,000)	(18,508,000)
Loss for the year	(246,905,000)	138,328,000	¥ (252,480,000)
Associates
Summarised statement of comprehensive income
Revenue	5,317,000	2,702,000
Depreciation and amortisation	(159,000)	(1,609,000)
Interest expense	(297,000)	(61,000)
Loss before income tax	(1,279,000)	(765,000)
Loss for the year	¥ (1,279,000)	¥ (765,000)